Segmented disclosure - Schedule of detailed information about operating segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenues	$ 124,920	$ 198,684
Operating costs	(145,818)	(174,758)
Professional, consulting and management fees	(16,304)	(23,068)
Foreign exchange gain (loss)	(12,517)	(183)
Other general and administrative expenses	(5,429)	(11,792)
Share-based payments	(1,321)	362
Finance costs	(9,460)	(9,630)
Interest income	1,523	2,018
Technology start-up costs	(3,392)	(6,122)
Write-down of vanadium assets	(1,119)	(4,862)
Exploration and evaluation costs	(2,328)	(5,705)
Total Expenses	(196,165)	(233,740)
Net income (loss) before tax	(71,245)	(35,056)
Income tax recovery (expense)	2,813	(88)
Deferred income tax recovery	17,867	2,786
Net income (loss)	(50,565)	(32,358)
Revenues (after inter-segment eliminations)	124,920	198,684
Total Non-current Assets	225,381	244,498
Total Assets	318,668	381,621
Total Liabilities	147,440	125,822
Sales & trading [Member]
Disclosure of operating segments [line items]
Revenues	99,708	170,878
Operating costs	(95,462)	(173,463)
Professional, consulting and management fees	(2,323)	(1,839)
Foreign exchange gain (loss)	(75)	75
Other general and administrative expenses	(585)	(641)
Share-based payments	0	0
Finance costs	(678)	(30)
Interest income	48	5
Technology start-up costs	0	0
Write-down of vanadium assets	0	0
Exploration and evaluation costs	0	0
Total Expenses	(99,075)	(175,893)
Net income (loss) before tax	633	(5,015)
Income tax recovery (expense)	(101)	(88)
Deferred income tax recovery	19	(922)
Net income (loss)	551	(6,025)
Revenues (after inter-segment eliminations)	99,708	168,603
Total Non-current Assets	12,832	696
Total Assets	53,827	55,443
Total Liabilities	31,704	33,513
Mine properties, plant and equipment [Member]
Disclosure of operating segments [line items]
Revenues	111,978	154,523
Operating costs	(142,551)	(146,211)
Professional, consulting and management fees	(1,875)	(3,102)
Foreign exchange gain (loss)	(12,341)	207
Other general and administrative expenses	1,069	(2,442)
Share-based payments	0	0
Finance costs	(8,653)	(9,561)
Interest income	757	760
Technology start-up costs	0	0
Write-down of vanadium assets	0	0
Exploration and evaluation costs	(2,320)	(4,937)
Total Expenses	(165,914)	(165,286)
Net income (loss) before tax	(53,936)	(10,763)
Income tax recovery (expense)	2,914	0
Deferred income tax recovery	17,667	2,145
Net income (loss)	(33,355)	(8,618)
Revenues (after inter-segment eliminations)	24,429	26,812
Total Non-current Assets	169,553	189,651
Total Assets	212,967	291,410
Total Liabilities	113,557	115,072
Corporate [Member]
Disclosure of operating segments [line items]
Revenues	92,171	138,349
Operating costs	(89,002)	(134,167)
Professional, consulting and management fees	(6,086)	(8,496)
Foreign exchange gain (loss)	(36)	(479)
Other general and administrative expenses	(2,518)	(3,450)
Share-based payments	(1,321)	362
Finance costs	83	150
Interest income	700	1,253
Technology start-up costs	0	0
Write-down of vanadium assets	0	0
Exploration and evaluation costs	0	0
Total Expenses	(98,180)	(144,827)
Net income (loss) before tax	(6,009)	(6,478)
Income tax recovery (expense)	0	0
Deferred income tax recovery	181	1,563
Net income (loss)	(5,828)	(4,915)
Revenues (after inter-segment eliminations)	783	3,269
Total Non-current Assets	19,622	20,903
Total Assets	36,194	77,683
Total Liabilities	18,095	56,347
Clean Energy [Member]
Disclosure of operating segments [line items]
Revenues	0	0
Operating costs	0	0
Professional, consulting and management fees	(5,481)	(8,721)
Foreign exchange gain (loss)	(27)	(36)
Other general and administrative expenses	(2,590)	(4,494)
Share-based payments	0	0
Finance costs	(39)	(56)
Interest income	0	0
Technology start-up costs	(3,392)	(6,122)
Write-down of vanadium assets	0	0
Exploration and evaluation costs	0	0
Total Expenses	(11,529)	(19,429)
Net income (loss) before tax	(11,529)	(19,429)
Income tax recovery (expense)	0	0
Deferred income tax recovery	0	0
Net income (loss)	(11,529)	(19,429)
Revenues (after inter-segment eliminations)	0	0
Total Non-current Assets	58	8,895
Total Assets	8,691	13,203
Total Liabilities	6,826	5,689
Largo Physical Vanadium [Member]
Disclosure of operating segments [line items]
Revenues	0	0
Operating costs	0	0
Professional, consulting and management fees	(521)	(859)
Foreign exchange gain (loss)	(38)	50
Other general and administrative expenses	(186)	(186)
Share-based payments	0	0
Finance costs	(81)	(112)
Interest income	18	0
Technology start-up costs	0	0
Write-down of vanadium assets	(1,119)	(4,862)
Exploration and evaluation costs	0	0
Total Expenses	(1,927)	(5,969)
Net income (loss) before tax	(1,927)	(5,969)
Income tax recovery (expense)	0	0
Deferred income tax recovery	0	0
Net income (loss)	(1,927)	(5,969)
Revenues (after inter-segment eliminations)	0	0
Total Non-current Assets	18,325	19,508
Total Assets	19,200	21,221
Total Liabilities	513	383
Inter-segment transactions and other [Member]
Disclosure of operating segments [line items]
Revenues	(178,937)	(265,066)
Operating costs	181,197	279,083
Professional, consulting and management fees	(18)	(51)
Foreign exchange gain (loss)	0	0
Other general and administrative expenses	(619)	(579)
Share-based payments	0	0
Finance costs	(92)	(21)
Interest income	0	0
Technology start-up costs	0	0
Write-down of vanadium assets	0	0
Exploration and evaluation costs	(8)	(768)
Total Expenses	180,460	277,664
Net income (loss) before tax	1,523	12,598
Income tax recovery (expense)	0	0
Deferred income tax recovery	0	0
Net income (loss)	1,523	12,598
Revenues (after inter-segment eliminations)	0	0
Total Non-current Assets	4,991	4,845
Total Assets	(12,211)	(77,339)
Total Liabilities	$ (23,255)	$ (85,182)